Summary of Other Balance Sheet Information Related to Operating Leases (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Operating leases, Right-of-use assets, net	$ 669,043	$ 767,382
Weighted average remaining lease term, in years		5 years
Weighted Average Discount Rate		5.00%
Operating lease liabilities (current)	210,901	$ 168,482
Operating lease liabilities (long-term)	$ 491,399	598,900
Operating Lease, Liability, Total		$ 767,382